Going Concern Issues (Details) - USD ($)	3 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jan. 31, 2015
Going Concern Issues (Textual)
Accumulated deficit	$ (7,639,826)		$ (7,314,538)
Net loss	(325,288)	$ (1,062,844)
Cash flows used by operating activities	$ (129,556)	$ (1,035,631)